Investments in subsidiaries and associates (Details) - item		12 Months Ended
	Sep. 11, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 13, 2021
Investments in subsidiaries and associates
Number of NCIs material to the Group		0
Number of associates material to the Group		0
Number of businesses sold during the year		0
Number of businesses acquired during the year			0
MoneyBrilliant Pty Ltd
Investments in subsidiaries and associates
Percentage of equity interests acquired				100.00%
Westpac Bank-PNG-Limited
Investments in subsidiaries and associates
Percentage owned		89.90%	89.90%
Percentage of equity interests acquired	8.74%
Percentage of equity interests owned when acquisition is completed	98.65%	98.65%
Westpac NZ Covered Bond Limited
Investments in subsidiaries and associates
Percentage owned		19.00%	19.00%
Westpac NZ Securitisation Limited
Investments in subsidiaries and associates
Percentage owned		19.00%	19.00%